FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / /
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         Pre-Effective Amendment No.                                     / /
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         Post-Effective Amendment No.   47                               /X/
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          / /
                                                                         ---

         Amendment No.   48                                              /X/
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                        (Check appropriate box or boxes.)

          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
          -------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           431 North Pennsylvania Street, Indianapolis, Indiana 46204
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (317) 917-7000
                                                          ---------------

 Anthony J. Ghoston, AmeriPrime Advisors Trust, 431 North Pennsylvania St., Indianapolis, IN 46204
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                     (Name and Address of Agent for Service)

                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
                          312 Walnut Street, 14th floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
/__/ immediately upon filing pursuant to paragraph (b)
/__/ on pursuant to paragraph (b)
/X/ 60 days after filing pursuant to paragraph (a)(1)
/ _/ on (date) pursuant to paragraph (a)(1)
/_ / 75 days after filing pursuant to paragraph (a)(2)
/_ / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          IRON MARKET OPPORTUNITY FUND




PROSPECTUS DATED SEPTEMBER __, 2004

Investment objective: maximize total return while maintaining low volatility in share price.


Two Northfield Plaza
Suite 250
Northfield, Illinois 60093

(877) 322-0575



































THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK RETURN SUMMARY............................................................1


FEES AND EXPENSES OF INVESTING IN THE FUND.....................................5

HOW TO BUY SHARES..............................................................6

HOW TO REDEEM SHARES...........................................................7

DETERMINATION OF NET ASSET VALUE...............................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................9

MANAGEMENT OF THE FUND........................................................10

ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS .................10

FINANCIAL HIGHLIGHTS..........................................................13

PRIVACY POLICY................................................................14


FOR MORE INFORMATION..................................................BACK COVER

RISK RETURN SUMMARY

INVESTMENT OBJECTIVE

         The investment objective of the Iron Market Opportunity Fund is to maximize total return while maintaining low volatility in share price.


PRINCIPAL STRATEGIES

         The Fund seeks to attain this objective by combining current income and capital appreciation. The Fund invests primarily in a broad range of fixed income securities (including other mutual funds that invest primarily in fixed income securities). Fixed income securities include bonds, notes, mortgage-backed securities, corporate debt, government securities, municipal securities, and short term obligations, such as commercial paper and repurchase agreements. The average maturity of the securities in the Fund's portfolio will vary based on the adviser's assessment of market conditions. The adviser's goal is to take advantage of the best risk/reward sector of the bond market while maintaining low volatility. The Fund may invest in securities of any quality and maturity, and the adviser will allocate the Fund's portfolio holdings among areas of the bond market based on sector, quality, coupon and maturity.

         The adviser may use various strategies in an attempt to reduce share price volatility. For example, the Fund may invest in bonds with adjustable or floating interest rates. These bonds generally provide greater price stability than bonds with fixed interest rates because the market value is less affected by changes in interest rates. Hedging strategies are used by the adviser to attempt to protect against negative changes in the market value of the fund's portfolio resulting from interest rate fluctuations. The adviser also may hedge all or a portion of the Fund's portfolio through the use of short sales, options and futures contracts.

         When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund must replace the borrowed security by purchasing it at the market price at the time the Fund chooses to close the short sale, or at the time it is required to do so by the lender, whichever is earlier. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. When the adviser makes a short sale for hedging purposes, the profit or loss associated with the short position is intended to offset any profit or loss associated with a corresponding long position (or long positions) in another security (or other securities). To the extent the profit or loss associated with the short position does not correlate precisely with the profit or loss associated with the corresponding long positions, the Fund will realize a net profit or loss.

         To the extent the adviser uses options and futures for hedging the Fund's long positions, it will generally sell futures contracts, buy put options, or write call options. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date, at a specified price. When the Fund buys a put option, the Fund obtains the right to sell the option's underlying instrument at a fixed "strike" price. When the Fund writes (sells) a call option, it receives a premium from the buyer, and agrees to sell the underlying instrument at the strike price. When the adviser uses options and futures for hedging purposes, the profit or loss associated with the options or futures contracts is intended to offset any profit or loss associated with corresponding long positions in other securities. To the extent the profit or loss associated with the options or futures contracts does not correlate precisely with the profit or loss associated with the corresponding long positions, the Fund will realize a net profit or loss.

         The Fund may sell a security if the adviser identifies another investment that is yielding higher income or that the adviser believes will outperform a current position. In the case of another mutual fund in which the fund has invested, the Fund may also sell if the adviser believes that the composition of the underlying fund has changed and is no longer consistent with the Fund's objective or if the underlying fund changes its objective or investment manager. The fund may also sell a security or mutual fund if the advisor believes that the sector in which the security or mutual fund is invested is no longer advantageous to the overall strategy of the Fund. The adviser may engage in active trading of the Fund's portfolio securities as a result of its overall strategy, the effects of which are described below under "Turnover Risk."

PRINCIPAL RISKS OF INVESTING IN THE FUND
o INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Fixed income securities, including convertible securities, with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o CREDIT RISK. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

o HIGHER EXPENSES. To the extent the Fund invests in other mutual funds, your cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in fixed income securities. You will indirectly bear any fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses. Therefore, the Fund could incur higher expenses, many of which may be duplicative.
o SHORT SALE RISK. The Fund may engage in short selling activities. The short sale strategy may not be successful if the adviser is unable to accurately predict interest rates or if the securities sold short do not correlate well with the securities being hedged. Positions in shorted securities are speculative and more risky than long positions (purchases). You should be aware that any strategy that includes selling securities short can suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return.
o OPTIONS AND FUTURES RISK. When the Fund uses futures and options as hedging devices, there is a risk that the prices of the securities subject to the futures contracts or options may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract or option to react differently to market changes than the portfolio securities. In addition, the adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.
o TURNOVER RISK. The Fund's investment strategy may involve active trading and thus result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

o PREPAYMENT AND EXTENSION RISK. As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in mortgage-backed securities.
o GOVERNMENT RISK. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund (or an underlying fund) invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.
o The United States government guarantees payment of principal and timely payment of interest on certain U.S. government securities. This does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

      The Fund may be a suitable investment for:

o investors seeking to diversify their holdings with bonds and other fixed income securities
o investors seeking higher potential returns than a money market fund.

o investors willing to accept some price fluctuations in their investments.


HOW THE FUND HAS PERFORMED

        The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the return of the Fund from year to year. The performance table shows how the Fund's average annual total returns compare over time to certain broad-based securities market indexes. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

During the period shown, the highest return for a quarter was 2.45% (4th quarter, 2002); and the lowest return was -2.21% (3rd quarter, 2002). The Fund's year-to-date return as of June 30, 2004 was ________%.


                      TOTAL RETURN AS OF DECEMBER 31, 2003

                        2002            2.35%
                        2003            3.10%


         AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 12/31/2003:


                                                  One Year     Since Inception1
                                                  --------     ----------------
      The Fund

      Return Before Taxes                          3.10%         2.91%

      Return After Taxes on                        1.68%         1.53%
      Distributions 2

      Return After Taxes on                        0.90%         1.66%
      Distributions and Sale
      of Fund Shares 2

      Merrill Lynch 1-3 Year US Treasury
      Bond Index*                                  2.94%         3.83%


*(reflects no deduction for fees, expenses, or taxes)

1  October 11, 2001

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          FEES AND EXPENSES OF THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases              NONE
Maximum Deferred Sales Charge (Load)                          NONE

Redemption Fee (if held less than 30 days)1, 2               1.00%


ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)
Management Fee                                               1.00%
Distribution and/or Service (12b-1) Fees3                    0.00%
Other Expenses                                               0.33%
Total Annual Fund Operating Expenses4                        1.33%
Fee Waiver5                                                  0.50%
Net Expenses                                                 0.83%



1 If you purchase shares and then redeem those shares within 30 days, you will pay a redemption fee of 1% of the amount redeemed. 2 A fee of $15 is charged in addition to any redemption fee, to defray custodial charges for redemptions paid by wire transfer at any time. This fee is subject to change.
3 The Fund has adopted a Rule 12b-1 Plan; however the Plan has not been activated.
4 The Fund may invest extensively in other mutual funds. To the extent that the Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such products, in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that a Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. These expenses will be borne by the Fund, and are not included in the expenses reflected in the table above or example below. 5 Effective October 1, 2003, the Fund's adviser has contractually agreed to reduce its management fee from 1.00% to 0.50% through January 28, 2005


Example:
--------

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for fee waiver during the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year   3 Years   5 Years   10 Years
                           ------   -------   -------   --------
                           $85      $372      $681      $1,558

                                HOW TO BUY SHARES

         To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

INITIAL PURCHASE

         The minimum initial investment in the Fund is $10,000 ($2,000 for IRAs and other qualified plans). Minimum subsequent investments are $1,000. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. Account minimums may be waived for clients of the Fund's adviser.

         BY MAIL - To be in proper form, your initial purchase request must include: o a completed and signed investment application form (which accompanies this Prospectus); o a check made payable to the Fund; o the initial check should have the same address as the application.

    Mail the application and check to:

    U.S. Mail: Iron Market Opportunity Fund         Overnight: Iron Market Opportunity Fund
               c/o Unified Fund Services, Inc.                 c/o Unified Fund Services, Inc.
               P.O. Box 6110                                   431 North Pennsylvania Street
               Indianapolis, Indiana 46206-6110                Indianapolis, Indiana 46204


         BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 322-0575 to obtain information on how to set up your account and obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         US Bank, N.A.
         ABA #0420-0001-3
         Attn: Iron Market Opportunity Fund
         D.D.A.# 19945-7557
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

         You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays, which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund by mail, wire, or automatic investment. Each additional mail purchase request must contain:

        o  your name
        o  the name of your account(s),
        o  your account number(s),

        o  the name of the Fund
        o  a check made payable to the Fund

Checks should be sent to the Iron Market Opportunity Fund at the address listed under the heading "How to Buy shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

DISTRIBUTION PLAN

         The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. As of the date of this Prospectus, the Rule 12b-1 Plan has not been activated.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

         The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund does not accept third party checks. The Fund and its servicing agent reserve the right to refuse cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.


                              HOW TO REDEEM SHARES

         You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.


         REDEMPTION FEE - Requests to sell shares are processed at the net asset value ("NAV") next calculated after we receive your order in proper form, minus any applicable redemption fee. The Fund will deduct a 1.00% redemption fee from your redemption proceeds if you purchase shares and then redeem those shares within 30 days. Redemption fees are paid to the Fund, and are designed to deter excessive short-term trading and to offset commissions and other costs associated with fluctuations in Fund asset levels caused by short-term trading. To calculate the holding period, shares held longest will be treated as being redeemed first, and shares held shortest as being redeemed last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions (dividends and capital gains). The Fund may terminate or modify the terms of the redemption fee at any time.


         BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

             Iron Market Opportunity Fund
             c/o Unified Fund Services, Inc.
             P.O. Box 6110 Indianapolis, Indiana 46206-6110

         "Proper order" means your request for a redemption must include:

        o   the Fund name and account number,
        o   account name(s) and address,
        o   the dollar amount or number of shares you wish to redeem.


         Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you want the check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain one from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (877) 322-0575 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.


         BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at (877) 322-0575. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent anticipates difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at (877) 322-0575. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.


                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's board of trustees.


         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form, minus any applicable redemption fee.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

        DIVIDENDS AND DISTRIBUTIONS

         The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and capital gains.

         TAXES

         In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND


        Iron Financial Management Inc., Two Northfield Plaza, Suite 250, Northfield, IL 60093, serves as investment adviser to the Fund. Founded in 1993, the adviser's clients consist primarily of individuals, corporations, pension plans, trust and charitable organizations. As of July 1, 2004, the adviser had approximately $900 million under management. The adviser specializes in fixed income portfolios. Aaron Izenstark and Richard Lakin have been primarily responsible for the day-to-day management of the Fund since its inception. As of September 1, 2003, Daniel Sternberg has also been responsible for the day-to-day management of the Fund.


         Mr. Izenstark has been the President and chief investment strategist of the adviser since he founded the firm in 1994. Mr. Lakin joined the adviser as an investment strategist in 1997. From 1987 to 1998, he was a member of the Chicago Board of Options Exchange. Mr. Sternberg joined the adviser as an investment advisor in 2002. Prior to joining the adviser, Mr. Sternberg attended Ithaca College from 1998 to 2002.

         For the fiscal year ended September 30, 2003, the Fund paid the adviser a fee equal to 0.57% of the Fund's average daily net assets. The adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


          ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS

PRINCIPAL STRATEGIES


         SHORT SALE RISK. The Fund (or the mutual funds in which the fund invests) may engage in short selling activities, which are significantly different from the investment activities commonly associated with conservative funds. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return.

         In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

NON-PRINCIPAL STRATEGIES

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Closed-End Funds
----------------
         The Fund may invest in other mutual funds, including closed-end funds. Shares of closed-end funds frequently trade at a discount from net asset value. However, a closed-end fund's articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting the fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of the fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Fund ) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that the closed-end fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end funds whose shares were purchased by the Fund at a premium.

         Should any of the closed-end funds convert to open-end status, the Fund will retain such shares unless a determination is made by the adviser that the retention of such shares would be detrimental to the Fund. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss to the Fund because shares of open-end funds trade at net asset value. In addition, to the extent that the converted closed-end fund creates additional shares when interest rates have declined and invests in lower yielding securities, the Fund may experience a reduction of the average yield of its retained shares in that fund caused by the acquisition of lower coupon investments. Shares of many closed-end funds are thinly traded, and therefore may be more volatile and subject to greater price fluctuations than shares with greater liquidity.


 Convertible Bonds
 -----------------

         The Fund may invest in convertible securities and employ short selling to enhance income and hedge against market risk. A convertible bond is a bond that is exchangeable at the option of the holder for a fixed number of common shares at a set price or formula. There are various advantages to buying convertible securities. First, the potential for capital appreciation if the value of the underlying common stock increases. Second, the relatively high yield received from the dividend or interest payments as compared to common stock dividends. And third, the relatively lower price volatility as compared to common stock. The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible security's value when the market price of the underlying common stock increases above the conversion price. However, the value of the convertible bond will usually decrease if the value of the underlying common stock decreases, and convertible bonds often have lower interest rates than non-convertible bonds. In addition, the price of convertible bonds can be more volatile than non-convertible bonds.


 Junk Bonds
 ----------

         The Fund may invest in junk bonds, including mutual funds that invest in junk bonds. The term "junk bond" refers to high yield-high risk securities that are rated below investment grade by recognized rating agencies or are unrated securities of comparable quality. Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to make payments on its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for lower grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer.


         Other than with respect to distressed securities, discussed below, the lower grade securities in which the underlying funds may invest do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after an underlying fund purchases a particular security, in which case the underlying fund and the Fund may experience losses and incur costs. Lower grade securities frequently have call or redemption features that would permit an issuer to repurchase the security from an underlying fund that holds it. If a call were exercised by the issuer during a period of declining interest rates, the particular underlying fund is likely to have to replace the called security with a lower yielding security, thus decreasing the net investment income to the underlying fund and the Fund.

         Lower grade securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of lower grade securities than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities are likely to adversely affect an underlying fund's net asset value which, in turn, may adversely affect the value of your investment.

         Like higher-rated fixed income securities, lower grade securities generally are purchased and sold through dealers that make a market in such securities for their own accounts. However, there are fewer dealers in the lower grade securities market, which market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for lower grade securities by various dealers. As a result, during periods of high demand in the lower grade securities market, it may be difficult to acquire lower grade securities appropriate for investment by the underlying funds. Adverse economic conditions and investor perceptions thereof (whether or not based on economic reality) may impair liquidity in the lower grade securities market and may cause the prices an underlying fund receives for its lower grade securities to be reduced. In addition, an underlying fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet its liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuers. Under such conditions, judgment may play a greater role in valuing certain of an underlying fund's portfolio instruments than in the case of instruments trading in a more liquid market. Moreover, an underlying fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

                              FINANCIAL HIGHLIGHTS


         The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the periods ended September 30, 2003 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for the period ended March 31, 2004 is unaudited.

                                                                                 FOR THE YEAR ENDED      FOR THE PERIOD
                                                SIX MONTHS ENDED MARCH           SEPTEMBER 30, 2003   ENDED SEPTEMBER 30,   (a)
                                                 31, 2004 (UNAUDITED)                                         2002

Net asset value, beginning of year             $                 9.95           $            9.75     $            10.00
                                               ----------------------           -----------------     ------------------
Income (loss) from investment operations:
     Net investment income (loss)                                0.14                        0.28                  0.38
     Net gains or (losses) on securities
     (both realized and unrealized)                              0.01                        0.20                 (0.29)
                                               ----------------------           -----------------     ------------------
     Total from investment operations                            0.15                        0.48                  0.09
                                               ----------------------           -----------------     -----------------
Less distributions
     From net investment income                                 (0.14)                      (0.28)                (0.34)
     From capital gains                                         (0.10)                         -                     -
                                               -----------------------          ------------------    ----------------
     Total dividend and distributions                           (0.24)                      (0.28)                (0.34)
                                               -----------------------          ------------------    ------------------

Net asset value, end of year                   $                 9.86           $            9.95     $            9.75
                                               ======================           =================     =================

Total return                                                     1.46%    (b)                4.95%                 0.90%    (b)

Net assets, end of year (000)                  $                87,062          $           77,568    $           26,358

Ratio of expenses to average net assets                          0.74%    (c)                0.90%                 1.45%    (c)
Ratio of expenses to average net assets
before waiver                                                    1.24%    (c)                1.33%                 1.45%    (c)
Ratio of net income (loss) to average net
assets                                                           2.80%    (c)                3.10%                 3.94%    (c)
Ratio of net income (loss) to average net
assets before waiver                                             2.30%    (c)                2.67%                 3.94%    (c)
Portfolio Turnover Rate                                         41.01%                      92.97%               626.51%

(a) For the period October 11, 2001 (commencement of operations) to September 30, 2002.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.


                                 PRIVACY POLICY

          The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:
o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Fund at 877 322-0575 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-09541





                          IRON MARKET OPPORTUNITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                               September ___, 2004

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Iron Market Opportunity Fund dated September __, 2004. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the year ended September 30, 2003 ("Annual Report") and the Fund's Semi-Annual Report to Shareholders for the period ended March 31, 2004 ("Semi-Annual Report"). A free copy of the Prospectus, Annual Report or Semi-Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-877-322-0575.


TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------


DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS.................................................................3


INVESTMENT LIMITATIONS........................................................10

THE INVESTMENT ADVISER .......................................................12

TRUSTEES AND OFFICERS.........................................................13

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................16

DISTRIBUTION PLAN ............................................................17

DETERMINATION OF SHARE PRICE..................................................18

ADDITIONAL TAX INFORMATION....................................................19


CUSTODIAN.....................................................................19

FUND SERVICES.................................................................19


ACCOUNTANTS...................................................................20


DISTRIBUTOR...................................................................20

PROXY VOTING POLICIES.........................................................20

FINANCIAL STATEMENTS..........................................................21

DESCRIPTION OF THE TRUST AND THE FUND

      The Iron Market Opportunity Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on July 1, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Iron Financial Management, Inc. (the "Adviser").

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


      As of August 1, 2004, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: [Update: National Investors Services Corp., 55 Water Street, 32nd Floor, New York, New York 10041
- 22.72%; FABCO & Co., P O Box 105870, Atlanta, GA 30348 - 49.54%; ABN Amro
Incorporated, P O Box 6108, Chicago, IL 60680 - 26.52%.] As a result, [FABCO & Co. and ABN Amro Incorporated] each may be deemed to control the Fund and could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

      As of August 1, 2004, the officers and trustees as a group beneficially owned less than one percent of the Fund.


      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

      A. Illiquid Securities. The Fund will not invest more than 15% of its net
         --------------------
assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors which, in the Adviser's opinion, raise a question concerning the Fund's ability to liquidate the securities in a timely and orderly way without substantial loss. Underlying funds and over-the-counter options are frequently illiquid. Illiquid securities may also present difficult valuation issues.

      B. Corporate Debt Securities. Corporate debt securities are bonds or notes
         --------------------------
issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

      C. Fixed Income Securities. Fixed income securities include corporate debt
         ------------------------
securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

      D. Municipal Securities. Municipal securities are long and short term debt
         -------------------------------
obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.

Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

      The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

      The Adviser considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 25% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 25%.

      E. U.S. Government Securities. U.S. government securities may be backed by
         ---------------------------
the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association ("FNMA") are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      F. Mortgage-Backed Securities. Mortgage-backed securities represent an
         ---------------------------
interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

      G. Collateralized Mortgage Obligations ("CMOs"). CMOs are securities
         ---------------------------------------------
collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

      H. Zero Coupon and Pay in Kind Bonds. Corporate debt securities and
         ----------------------------------
municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

      The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

      Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. The Fund will not invest more than 5% of its net assets in pay-in-kind bonds.

      I. Financial Service Industry Obligations. Financial service industry
         ---------------------------------------
obligations include among others, the following:

         (1) Certificates of Deposit. Certificates of deposit are negotiable
             ------------------------
certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

         (2) Time Deposits. Time deposits are non-negotiable deposits maintained
             --------------
in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments
             ---------------------
evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      J. Asset-Backed and Receivable-Backed Securities. Asset-backed and
         ----------------------------------------------
receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Fund will not invest more than 5% of its net assets in asset-backed or receivable-backed securities.

      K. Repurchase Agreements. A repurchase agreement is a short term
         ----------------------
investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. government or by an agency of the U.S. government ("U.S. Government Obligation") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be credit worthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

      L. Convertible Securities. A convertible security is a bond, debenture,
         -----------------------
note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


         M. Floating Rate, Inverse Floating Rate, and Index Obligations. The
            ------------------------------------------------------------
Fund may invest without limitation in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These floating rate, inverse floating rate and index obligations are considered to be instruments which are commonly known as derivatives. They may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. The Fund may invest in instruments whose value is computed based on a multiple of the change in price or value of an asset (or of an index of or relating to assets), provided the relevant asset or assets are eligible for investment by the Fund. To the extent the Fund invests in instruments whose value is computed based on such a multiple, a leverage factor is involved, which can result in high volatility and significant losses. See, "Derivatives."

         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

         N. Futures Contracts. Futures contracts provide for the future sale by
            ------------------
one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund only invests in futures contracts to the extent it could invest in the underlying instrument directly.

         [The Fund will engage in futures transactions for hedging purposes only.] This means that the Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions
------------------------------------

     LIQUIDITY RISK. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

     RISK OF LOSS. Although the Fund believes that the use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the Advisor's investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

    CORRELATION RISK. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

         Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Margin Requirements
-------------------

      The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

        o Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded;

        o May be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM; and

        o   Are similar to good faith deposits or performance bonds.

      Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements
----------------------------

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

Liquidity Impact of Margin and SEC Segregation Requirements
-----------------------------------------------------------

         Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


         O. Options Transactions. The Fund may engage in option transactions
            ---------------------
involving individual securities and stock indexes. An option involves either:
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

         The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.


INVESTMENT LIMITATIONS

      FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e.,
                                                                           ----
they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except (a) from a
         ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

      3. Underwriting. The Fund will not act as underwriter of securities issued
         -------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This
         ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless
         ------------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except (a) by
         ------
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. The Fund will not invest 25% or more of its total assets
         --------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

       8. Diversification. The Fund will not invest in the securities of any
          ----------------
issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust
      ----------------
with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

      1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any
         ---------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. Borrowing. The Fund will not purchase any security while borrowings
         ----------
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. The Fund will not purchase securities or evidences of
         -----------------
interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4. Options. The Fund will not purchase or sell puts, calls, options or
         --------
straddles, except as described in the Fund's Prospectus or in this Statement of Additional Information.

      5. Illiquid Investments. The Fund will not invest more than 15% of its net
         ---------------------
assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

      6. Short Sales. The Fund may invest up to 100% of its net assets in short
         ------------
sales.

      7. Investment Companies. The Fund, together with all affiliated persons of
         ---------------------
the Fund, will not purchase more than 3% of the outstanding shares of any investment company.

THE INVESTMENT ADVISER

      The Fund's investment adviser is Iron Financial Management, Inc., Two Northfield Plaza, Suite 250, Northfield, IL 60093. Aaron Izenstark and Howard Nixon may each be deemed to control the Adviser as a result of their respective ownership of shares of the Adviser.

      As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. Effective October 1, 2003, the Adviser contractually agreed to reduce its fee to 0.50% through January 28, 2005. Prior to October 1, 2003 the fee waiver was voluntary. For the fiscal year ended September 30, 2003, the Adviser voluntarily waived $236,568 in management fees. For the period from October 11, 2001 (commencement of operations) through September 30, 2002, and for the fiscal year ended September 30, 2003, the Fund paid advisory fees of $217,000 and $310,610 (after waiver), respectively.

      The Trustees renewed the management agreement between the Trust and Iron Financial Management, Inc. at a meeting held on September 8, 2003. The Trustees reviewed and discussed the firm's balance sheet as of June 30, 2003 and income statement for the six months ended June 30, 2003. They reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of several other funds with similar objectives and asset levels. The Board then reviewed the firm's Form ADV, Parts I and II. Mr. Aaron Izenstark of the Adviser joined the meeting in person in order to discuss the renewal. In response to questions from the Trustees, Mr. Izenstark explained that the goal of the Fund is to obtain the highest yield with the lowest risk. He also provided an overview of his firm, its history, its employees, and its current business. Following further discussion with the Trustees, Mr. Izenstark left the meeting. Counsel to the Trust then met separately with the Independent Trustees. When the full Board reconvened, the Trustees discussed the nature and quality of the services provided by the Adviser, and based on the information provided, it was the Board's consensus that the fees paid to the Adviser were reasonable. The Trustees determined that the overall arrangement provided under the terms of the agreement was a reasonable business arrangement, and that the renewal of the agreement was in the best interests of the Fund's shareholders.

      The Adviser retains the right to use the name "Iron" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Iron" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

      The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.


      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940 and each officer of the Trust.


----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                            NUMBER  OF  PORTFOLIOS
NAME, AGE AND ADDRESS         POSITION(S)  HELD  WITH  THE  FUND  LENGTH OF TIME SERVED     IN    FUND    COMPLEX1
                              COMPLEX1                                                      OVERSEEN BY TRUSTEE
----------------------------- ----------------------------------- ------------------------- -----------------------
Anthony Ghoston               President                           President since July            N/A
431 N. Pennsylvania Street                                        2004
Indianapolis, IN 46204

Year of Birth:  1959
----------------------------------------------------------------- -------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------- -------------------------------------------------
Executive  Vice  President of Unified Fund  Services  since June         N/A
2004,  Senior  Vice  President from April  2003 to  June  2004.
Senior Vice President and Chief  Information  Officer of Unified
Financial Services (the parent company) since 1997

----------------------------------------------------------------- -------------------------------------------------
                                                                                            NUMBER  OF  PORTFOLIOS
NAME, AGE AND ADDRESS         POSITION(S)  HELD  WITH  THE  FUND  LENGTH OF TIME SERVED     IN    FUND    COMPLEX1
                              COMPLEX1                                                      OVERSEEN BY TRUSTEE
----------------------------- ----------------------------------- ------------------------- -----------------------
Timothy Ashburn(2)            Assistant Secretary and Trustee     President  from  October      30
431 N. Pennsylvania Street                                        2002   to   July   2004;
Indianapolis, IN  46204                                           Trustee    of    Unified
                                                                  Series    Trust    Since
Year of Birth: 1950                                               October  2002;   Trustee
                                                                  of Trust Since  November
                                                                  2002;     Trustee     of
                                                                  Ameriprime  Funds  Since
                                                                  December           2002;
                                                                  Assistant      Secretary
                                                                  Since  December 2003.
----------------------------------------------------------------- -------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Financial Services, Inc. since 1989;                CCMI Funds since July 2003
Chairman from 1989 to February 2004; Chief Executive Officer from 1989 to 1992 and 1994 to April 2002; and President from
November 1997 to April 2000. Secretary of the Trust from
October 2002 to December 2003.
----------------------------------------------------------------- -------------------------------------------------
                                                                                            NUMBER  OF  PORTFOLIOS
NAME, AGE AND ADDRESS         POSITION(S)  HELD  WITH  THE  FUND  LENGTH OF TIME SERVED     IN    FUND    COMPLEX1
                              COMPLEX1                                                      OVERSEEN BY TRUSTEE
----------------------------- ----------------------------------- ------------------------- -----------------------
Ronald C. Tritschler(3)       Trustee                             Trustee  of   AmeriPrime      30
----------------------------- ----------------------------------- ------------------------- -----------------------

                                      -14-

----------------------------- ----------------------------------- ------------------------- -----------------------
431 N. Pennsylvania Street                                        Funds    and     Unified
Indianapolis, IN  46204                                           Series    Trust    since
                                                                  December  2002;  Trustee
Year of Birth:  1952                                              of  AmeriPrime   Advisor
                                                                  Trust   since   November
                                                                  2002.
----------------------------------------------------------------- -------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------- -------------------------------------------------
Chief Executive Officer, Director and legal counsel of The Webb         CCMI Funds since July 2003
Companies, a national real estate company, from 2001 to present;
Executive Vice President and Director of The Webb Companies from
1990 to 2000; Director, First State Financial, from 1998 to
present; Director, Vice President and legal counsel for The
Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
----------------------------------------------------------------- -------------------------------------------------
                              POSITION(S) HELD WITH THE FUND       LENGTH OF TIME
                              COMPLEX1                             SERVED                   NUMBER OF PORTFOLIOS
NAME, AGE AND ADDRESS                                                                       IN    FUND    COMPLEX1
                                                                                            OVERSEEN BY TRUSTEE
----------------------------- ----------------------------------- ------------------------- -----------------------
Thomas G. Napurano            Treasurer   and  Chief   Financial    Since October 2002            N/A
431 N. Pennsylvania Street    Officer
Indianapolis, IN  46204

Year of Birth:  1941
----------------------------------------------------------------- -------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------------------- -------------------------------------------------
Chief Financial  Officer and Executive Vice President of Unified         N/A
Financial  Services,  Inc.,  the parent  company of the  Trust's administrator and principal underwriter;  member of the board of directors  of  Unified  Financial  Services,  Inc.  from 1989 to
March 2002. CFO of CCMI Funds since July 2003
----------------------------------------------------------------- -------------------------------------------------
                                                                                          NUMBER   OF   PORTFOLIOS
NAME, AGE AND ADDRESS          POSITION(S) HELD                   LENGTH OF TIME SERVED   IN  FUND COMPLEX(1)
                               WITH TRUST                                                 OVERSEEN  BY TRUSTEE
------------------------------ ---------------------------------- ----------------------- -------------------------
Carol Highsmith                Secretary                          Since December 2003;             N/A
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1964
----------------------------------------------------------------- -------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                N/A
present); Assistant Secretary from October 2002 to December
2003.
----------------------------------------------------------------- -------------------------------------------------


 1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.
 2 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain Funds in the Fund Complex.
 3 Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the principal underwriter for certain funds in the Fund Complex.

      The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


--------------------------------------- ---------------------------------- --------------------------- ------------------------
NAME, AGE AND ADDRESS                   POSITION(S)  HELD  WITH  THE FUND  LENGTH OF TIME SERVED       NUMBER  OF   PORTFOLIOS
                                        COMPLEX1                                                       IN    FUND     COMPLEX1
                                                                                                       OVERSEEN BY TRUSTEE
--------------------------------------- ---------------------------------- --------------------------- ------------------------
Gary E. Hippenstiel                     Trustee                            Trustee   of   the   Trust      30
431 N. Pennsylvania Street                                                 since July  2002;  Trustee
Indianapolis, IN  46204                                                    of AmeriPrime  Funds since
                                                                           1995;  Trustee  of Unified
Year of Birth:  1947                                                       Series     Trust     since
                                                                           December 2002
-------------------------------------------------------------------------- ----------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------------------------- ----------------------------------------------------

                                      -15-

-------------------------------------------------------------------------------------------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust       CCMI Funds since July 2003; Access Funds since
Company, N.A. since 1992.                                                   __________
-------------------------------------------------------------------------- ----------------------------------------------------
                                                                           LENGTH OF                  NUMBER OF PORTFOLIOS
NAME, AGE AND ADDRESS                   POSITION(S) HELD                   TIME SERVED                IN  FUND COMPLEX1
                                        WITH THE FUND COMPLEX1                                        OVERSEEN  BY TRUSTEE
--------------------------------------- ---------------------------------- -------------------------- -------------------------
Stephen A. Little                       Trustee                            Trustee   of  the   Trust      30
431 N. Pennsylvania Street                                                 since    November   2002;
Indianapolis, IN  46204                                                    Trustee   of   AmeriPrime
                                                                           Funds and Unified  Series
Year of Birth:  1946                                                       Trust since December 2002
-------------------------------------------------------------------------- ----------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------------------------- ----------------------------------------------------
President and founder, The Rose, Inc., a registered investment adviser,      CCMI Funds since July 2003
since April 1993.
-------------------------------------------------------------------------- ----------------------------------------------------
                                                                                                      NUMBER OF  PORTFOLIOS IN
NAME, AGE AND ADDRESS                   POSITION(S)  HELD  WITH  THE FUND  LENGTH OF TIME SERVED      FUND  COMPLEX1  OVERSEEN
                                        COMPLEX1                                                      BY TRUSTEE
--------------------------------------- ---------------------------------- -------------------------- -------------------------
Daniel Condon                           Trustee                            Trustee   of  the   Trust     30
431 N. Pennsylvania Street                                                 since    November   2002;
Indianapolis, IN  46204                                                    Trustee   of   AmeriPrime
                                                                           Funds and Unified  Series
                                                                           Trust since December 2002
Year of Birth:  1950
-------------------------------------------------------------------------- ----------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------------------------- ----------------------------------------------------
Vice President and General Manager, International Crankshaft Inc., an         CCMI Funds since July 2003
automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a
REIT mutual fund, from 1997 to 2000.
-------------------------------------------------------------------------- ----------------------------------------------------


1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime the Trust and
  Unified Series Trust.

      The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held three meetings during the year ended September 30, 2003.

      The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2003.



   ==================================== =================================== ===========================================
                                                                            AGGREGATE  DOLLAR  RANGE OF  SHARES OF ALL
     TRUSTEE                              DOLLAR RANGE OF FUND SHARES       FUNDS  OVERSEEN BY THE TRUSTEE  WITHIN THE
                                                                            AMERIPRIME FAMILY OF FUNDS1
   ------------------------------------ ----------------------------------- -------------------------------------------
   Timothy Ashburn                      None                                None
   ------------------------------------ ----------------------------------- -------------------------------------------
   Daniel Condon                        None                                None
   ------------------------------------ ----------------------------------- -------------------------------------------
   Gary E. Hippenstiel                  None                                None
   ------------------------------------ ----------------------------------- -------------------------------------------
   Stephen Little                       None                                None
   ------------------------------------ ----------------------------------- -------------------------------------------
   Ronald Tritschler                    None                                None
   ==================================== =================================== ===========================================


1 The terms "Fund Complex" and "AmeriPrime Family of Funds" refer to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.



      The compensation paid to the Trustees of the Trust for the fiscal year ended September 30, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ==================================== ==========================================
                                                                          TOTAL COMPENSATION FROM FUND COMPLEX3
NAME                                 AGGREGATE COMPENSATION FROM TRUST
------------------------------------ ------------------------------------ ------------------------------------------
Kenneth D. Trumpfheller1             $0                                   $0
------------------------------------ ------------------------------------ ------------------------------------------
Gary E. Hippenstiel                  $7,945                               $22,200
------------------------------------ ------------------------------------ ------------------------------------------
Mark W. Muller1                      $3,500                               $6,600
------------------------------------ ------------------------------------ ------------------------------------------
Richard J. Wright1                   $6,250                               $12,725
------------------------------------ ------------------------------------ ------------------------------------------
Timothy Ashburn                      $0                                   $0
------------------------------------ ------------------------------------ ------------------------------------------
Daniel Condon2                       $2,888                               $7,942
------------------------------------ ------------------------------------ ------------------------------------------
Stephen Little2                      $2,888                               $7,942
------------------------------------ ------------------------------------ ------------------------------------------
Ronald Tritschler2                   $2,888                               $7,942
==================================== ==================================== ==========================================

 1 No longer a Trustee of the Trust.
 2 Elected to the Board on November 22, 2002.

 3 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
   Trust, and Unified Series Trust.



PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Blocked transactions may also occur between the Fund and employees of the Adviser; however in the event that the entire blocked order is not filled, the purchase or sale of the Fund will have priority over the purchase or sale of employees of the Adviser.

      For the period from October 11, 2001 (commencement of operations) through September 30, 2002, and for the fiscal year ended September 30, 2003,the Fund paid brokerage commissions of $117 and $2,000, respectively.

DISTRIBUTION PLAN

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), however, the Plan has not been activated. The Plan permits the Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.

      Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. The Fund does not participate in any joint distribution activities with other mutual funds.

      The Trustees expect that the Plan could significantly enhance the Fund's ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

      The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.


DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

      Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

       Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


ADDITIONAL TAX INFORMATION

       The Fund has qualified as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

       The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of September 30, 2003, the Fund had unused capital loss carryforward of $491,960, expiring in 2011.


CUSTODIAN

      US Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Certain Trustees and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more). For the period from October 11, 2001 (commencement of operations) through September 30, 2002, and the fiscal year ended September 30, 2003, Unified received $16,264 and $15,180 respectively, from the Fund for transfer agent services. For the year ended September 30, 2003, Unified received $2,439 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund.

      In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets of $10 million or more). For the period from October 11, 2001 (commencement of operations) through September 30, 2002 and the fiscal year ended September 30, 2003, Unified received $20,633 and $25,895 respectively, from the Fund for these fund accounting services.

      Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period from October 11, 2001 (commencement of operations) through September 30, 2002 and the fiscal year ended September 30, 2003, Unified received $29,200 and $53,579 respectively from the Fund for these administrative services.


ACCOUNTANTS

      The firm of Cohen McCurdy, Ltd., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending September 30, 2004. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR


      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee and certain officers of the Trust are a director and/or officers of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

PROXY VOTING POLICIES

      The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. The Adviser shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser's (or sub-adviser's) proxy voting policies. The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

      The Adviser's policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Adviser's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

        o electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

        o approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

        o providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

        o corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

        o shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.



MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) are available without charge, upon request by calling toll-free, 1-877-322-0575 or by accessing the SEC's website at www.sec.gov . In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling 1-877-322-0575 and will be sent within three business days of receipt of a request.



FINANCIAL STATEMENTS


      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Fund's Annual Report to the shareholders for the period ended September 30, 2003 and the Semi-Annual Report for the period ended March 31, 2004. The Trust will provide the Annual Report and Semi-Annual Report without charge upon written request or request by telephone.

PART C: OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on August 12, 1999, is hereby incorporated by reference.

         (i) Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on December 29, 1999, is hereby incorporated by reference.

         (ii) Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on December 29, 1999, is hereby incorporated by reference.

         (iii) Amendments No. 3-5 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12 on August 23, 2000, are hereby incorporated by reference.

         (iv) Amendment No. 6 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

         (v) Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

         (vi) Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

         (vii) Amendment No. 9 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

         (viii) Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

         (ix) Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on July 26, 2001, is hereby incorporated by reference.

         (x) Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on July 26, 2001, is hereby incorporated by reference.

         (xi) Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on July 26, 2001, is hereby incorporated by reference.

         (xii) Amendment No. 14 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24 on August 22, 2001, is hereby incorporated by reference.

         (xiii) Amendment No. 15 and 16 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25 on September 26, 2001, are hereby incorporated by reference.

(b) By-laws. Registrant's By-laws, which were filed as an Exhibit to Registrant's Registration Statement on August 12, 1999, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

         (i) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 2, 1999, is hereby incorporated by reference.

         (ii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 2, 1999, is hereby incorporated by reference.

         (iii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on November 26, 2003, is hereby incorporated by reference.

         (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 2, 1999, is hereby incorporated by reference.

         (v) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 2, 1999, is hereby incorporated by reference.

         (vi) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on December 2, 1999, is hereby incorporated by reference.

         (vii) Advisory Agreement for the Monteagle Large Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 November 26, 2003, is hereby incorporated by reference.

         (viii) Registrant's Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

         (ix) Registrant's Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on July 26, 2001, is hereby incorporated by reference.

         (x) Registrant's Management Agreement with the Roosevelt Investment Group (formerly Sheer Asset Management, Inc.) for the Bull Moose Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38 on January 31, 2003, is hereby incorporated by reference.

         (xi) Registrant's Management Agreement with Wertz York Capital Management Group, LLC for the Institutional Short-Term Government Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32 on January 30, 2002, is hereby incorporated by reference.

(e) Underwriting Contracts.

         (i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19 on February 9, 2001, is hereby incorporated by reference. Addendum No. 1 to the Underwriting Agreement and Addendum No. 2 to the Underwriting Agreement, which were filed as an Exhibit to Registrant's Post-Effective Amendment No.44 on January 28, 2004, are filed hereby incorporated by reference.

         (ii) Registrant's Underwriting Agreement with Polynous Securities, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

         (iii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19 on February 9, 2001, is hereby incorporated by reference.

         (iv) Registrant's Exhibit A to Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on July 26, 2001, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreements.

         (i) Registrant's Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on October 8, 1999, is hereby incorporated by reference.

         (ii) Registrant's Appendix B to Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on July 26, 2001, is hereby incorporated by reference.

         (iii) Registrant's Custodian Agreement with The Huntington National Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27 on October 25, 2001, is hereby incorporated by reference.

(h) Other Material Contracts. None.

(i) Legal Opinion.

         (i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38 on January 31, 2003, is hereby incorporated by reference.

         (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consents of McCurdy & Associates CPA's, Inc. and Cohen McCurdy, Ltd. are filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on October 8, 1999, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

         (i) Registrant's Rule 12b-1 Distribution Plan for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on July 17, 2001, is hereby incorporated by reference.

         (ii) Registrant's Rule 12b-1 Distribution Plan for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on June 22, 2001, is hereby incorporated by reference.

         (iii) Registrant's Rule 12b-1 Distribution Plan for the Bull Moose Growth Fund (formerly the Thematic Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on June 22, 2001, is hereby incorporated by reference.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Codes of Ethics. Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39 on March 28, 2003, is hereby incorporated by reference.

(q) Powers of Attorney.

         (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 35 on September 18, 2002, are hereby incorporated by reference.

         (ii) Power of Attorney for Gary Hippenstiel, a Trustee of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35 September 18, 2002, is hereby incorporated by reference.

         (iii) Powers of Attorney for Timothy Ashburn and Stephen Little, Trustees of the Trust, and Thomas Napurano, Treasurer of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 36 on November 29, 2002, are hereby incorporated by reference.

         (iv) Powers of Attorneys for Daniel Condon and Ronald C. Tritschler, Trustees of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 38 on January 31, 2003, are hereby incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS

         As of December 1, 2003, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Growth Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.

ITEM 25.  INDEMNIFICATION

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as
----------- -------------------------------------------
otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or
----------- ---------------------
other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification
----------- -----------------------------------
provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

 (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the Underwriting Agreement with Polynous Securities, LLC ("Polynous Securities"), the Trust has agreed to indemnify and hold harmless Polynous Securities against any and all liability, loss, damages, costs or expenses (including reasonable counsel fees) which Polynous Securities may incur or be required to pay, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Polynous Securities may be involved as a party or otherwise or with which Polynous Securities may be threatened, by reason of the offer or sale of the shares of the Polynous Fund by persons other than Polynous Securities or its representatives, prior to the execution of the Agreement. If a claim is made against Polynous Securities as to which Polynous Securities may seek indemnity, Polynous Securities must notify the Trust promptly of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and must notify the Trust promptly of any action commenced against Polynous Securities within 10 days time after Polynous Securities has been served with a summons or other legal process, giving information as to the nature and basis of the claim. Failure so to notify the Trust does not, however, relieve the Trust from any liability which it may have on account of the indemnity under the Agreement if the Trust has not been prejudiced in any material respect by such failure. The Trust has the sole right to control the settlement of any such action, suit or proceeding subject to Polynous Securities' approval, which shall not be unreasonably withheld. Polynous Securities has the right to participate in the defense of any action or proceeding and to retain its own counsel, and the reasonable fees and expenses of such counsel will be borne by the Trust (which shall pay such fees, costs and expenses at least quarterly) if: (i) Polynous Securities has received a written opinion of counsel, on which the Trust is expressly permitted to rely, stating that the use of counsel chosen by the Trust to represent Polynous Securities would present such counsel with a conflict of interest; (ii) the defendants in, or targets of, any such action or proceeding include both Polynous Securities and the Trust, and legal counsel to Polynous Securities must reasonably conclude in a written legal opinion, on which the Trust is expressly permitted to rely, that there are legal defenses available to it which are different from or additional to those available to the Trust or which may be adverse to or inconsistent with defenses available to the Trust (in which case the Trust shall not have the right to direct the defense of such action on behalf of Polynous Securities); or (iii) the Trust shall authorize Polynous Securities to employ separate counsel at the expense of the Trust. Notwithstanding anything to the contrary, it is understood that the Trust shall not, in connection with any action, suit or proceeding, be liable under the Agreement for the fees and expenses of more than one legal counsel.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Growth Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

         (i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

           (ii) See table below.

---------------------------------------- -------------------------------------- -------------------------------------
NAME                                     POSITION WITH ADVISOR                  OTHER BUSINESS
---------------------------------------- -------------------------------------- -------------------------------------
Larry C. Catlett                         President                              None
---------------------------------------- -------------------------------------- -------------------------------------
Alec Dryden                              Chief Operating Officer                None
---------------------------------------- -------------------------------------- -------------------------------------

(b) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

         (i) Robinson has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Robinson is set forth in table below.

---------------------------------------- -------------------------------------- -------------------------------------
NAME                                     POSITION WITH ADVISOR                  OTHER BUSINESS
---------------------------------------- -------------------------------------- -------------------------------------
Rusty Robinson                           President and Director                 None
---------------------------------------- -------------------------------------- -------------------------------------
Joan Downey                              Secretary                              None
---------------------------------------- -------------------------------------- -------------------------------------


(c) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to the Monteagle Fixed Income Fund, is a registered investment adviser.

         (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

         (ii) See table below. Third Security, LLC is located at 1881 Grove Avenue, Radford, VA 24141.

---------------------------------------- -------------------------------------- --------------------------------------
NAME                                     POSITION WITH ADVISER                  OTHER BUSINESS
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Rusling                        Director, Co-Chairman of the Board     None
---------------------------------------- -------------------------------------- --------------------------------------
Craig D. Cairns                          President                              None
---------------------------------------- -------------------------------------- --------------------------------------
Randal J. Kirk                           Director                               Managing  Director of Third  Security
                                                                                , LLC
---------------------------------------- -------------------------------------- --------------------------------------

                                      -8-

---------------------------------------- -------------------------------------- --------------------------------------
Larry D. Horner                          Director, Co-Chairman of the Board     Senior Adviser of Third Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
Marcus E. Smith                          Director                               Managing    Director    and   General
                                                                                Counsel for Third Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
Dixon D. Low                             Director                               Managing     Director    for    Third
                                                                                Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
Doit L. Koppler, II                      Treasurer                              Managing     Director    for    Third
                                                                                Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------

(d) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

         (i) Fitzgerald has engaged in no other business during the past two fiscal years.

         (ii) See table below.

---------------------------------------- -------------------------------------- --------------------------------------
NAME                                     POSITION WITH ADVISER                  OTHER BUSINESS
---------------------------------------- -------------------------------------- --------------------------------------
Thomas H. Fitzgerald                     President and Shareholder              None
---------------------------------------- -------------------------------------- --------------------------------------
Kathleen S. Doback                       Compliance Officer                     None
---------------------------------------- -------------------------------------- --------------------------------------

(e) Northstar Capital Management Inc. ("Northstar"), 4400 PGA Boulevard, Suite 600, Palm Beach Gardens, FL 33410, adviser for the Monteagle Large Cap Growth Fund, is a registered investment adviser.

         (i) Northstar has engaged in no other business during the past two fiscal years.

         (ii) See table below.

---------------------------------------- -------------------------------------- --------------------------------------
NAME                                     POSITION WITH ADVISER                  OTHER BUSINESS
---------------------------------------- -------------------------------------- --------------------------------------
H. Kent Mergler, CFA, CIC                Director, President                    None
---------------------------------------- -------------------------------------- --------------------------------------
Stephen K. Mergler, JD                   Director and Vice President            None
---------------------------------------- -------------------------------------- --------------------------------------
Robert G. Jacobsen                       Director,  Treasurer  and Senior Vice  None
                                         President
---------------------------------------- -------------------------------------- --------------------------------------
Margaret R. Rogers                       Director, Vice President               None
---------------------------------------- -------------------------------------- --------------------------------------
Peter V. Van Beuren                      Director and Senior Vice President     None
---------------------------------------- -------------------------------------- --------------------------------------

(e) Polynous Capital Management, Inc. ("Polynous"), One Pine Street, Suite 2208, San Francisco, CA 94111, adviser to the Polynous Growth Fund, is a registered investment adviser.

         (i) Polynous has engaged in no other business during the past two fiscal years.

         (ii) Kevin L. Wenck is the sole officer and director of Polynous.

(f) Iron Financial Management, Inc. ("Iron"), Two Northfield Plaza, Suite 250, Northfield, Illinois 60093, adviser to the Iron Market Opportunity Fund, is a registered investment adviser.

         (i) Iron has engaged in no other business during the past two fiscal years.

           (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
NAME                                    POSITION WITH ADVISOR                    OTHER BUSINESS
--------------------------------------- ---------------------------------------- -------------------------------------
Aaron B. Izenstark                      Director, President                      None
--------------------------------------- ---------------------------------------- -------------------------------------
Richard Lakin                           Director, Compliance Officer             None
--------------------------------------- ---------------------------------------- -------------------------------------
Howard L. Nixon                         Director, Treasurer                      None
--------------------------------------- ---------------------------------------- -------------------------------------

(g) The Roosevelt Investment Group ("Roosevelt"), 444 Madison Avenue, New York, New York 10022, adviser to the Bull Moose Growth Fund, is a registered investment adviser.

         (i) Roosevelt has engaged in no other business during the past two years.

           (ii) See table below.

----------------------------------------- ---------------------------------------------- -----------------------------
NAME                                      POSITION WITH ADVISOR                          OTHER BUSINESS
----------------------------------------- ---------------------------------------------- -----------------------------
Arthur Howard Sheer                       CEO, Co-Chief Investment Officer               None
----------------------------------------- ---------------------------------------------- -----------------------------
David Sheer                               Director                                       None
----------------------------------------- ---------------------------------------------- -----------------------------
Adam Sheer                                President                                      None
----------------------------------------- ---------------------------------------------- -----------------------------
Sven Erik Hsia                            Chief Compliance Officer,                      None
                                          Managing Director, Co-Chief Investment
                                          Officer
----------------------------------------- ---------------------------------------------- -----------------------------
Donald John Guarino                       Managing Director, COO                         None
----------------------------------------- ---------------------------------------------- -----------------------------
Bernard Spear                             Managing Director, CFO                         None
----------------------------------------- ---------------------------------------------- -----------------------------
Tweed Roosevelt                           Managing Director                              Self-employed marketing
                                                                                         consultant
----------------------------------------- ---------------------------------------------- -----------------------------

(h) Wertz York Capital Management Group, LLC ("W&Y"), 3434 Colwell Avenue, Suite 100, Tampa, Florida 33614, adviser to the Institutional Short-Term Government Bond Fund (The Core Fund), is a registered investment adviser.

         (i) W&Y has engaged in no other business during the past two fiscal years.

         (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
NAME                                    POSITION WITH ADVISOR                    OTHER BUSINESS
--------------------------------------- ---------------------------------------- -------------------------------------
Mitchell P. York                        Member                                   None
--------------------------------------- ---------------------------------------- -------------------------------------
Michael B. Wertz                        Member                                   None
--------------------------------------- ---------------------------------------- -------------------------------------


ITEM 27.  PRINCIPAL UNDERWRITERS

Unified Financial Securities, Inc.:
----------------------------------

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Unified Financial Securities, Inc. is also the underwriter for the American Pension Investors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Lindbergh Funds, Runkel Funds, the Sparrow Funds, TANAKA Funds, TrendStar Investment Trust, Unified Series Trust and Weldon Capital Funds.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:

---------------------------------------- -------------------------------------- --------------------------------------
          NAME AND PRINCIPAL                     POSITIONS AND OFFICES                     POSITIONS WITH
           BUSINESS ADDRESS                        WITH UNDERWRITER                       OFFICES WITH FUND
---------------------------------------- -------------------------------------- --------------------------------------
Mark C. Lewis                            Vice President                         None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director,   President   and   CEO   &  None
431 North Pennsylvania Street            Secretary
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurano                       Executive Vice President and CFO       Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and Chairman                  None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
Karyn E. Cunningham                      Controller                             None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------

(c) Not applicable.

Polynous Securities, LLC:
------------------------

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities"). Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

None.

ITEM 30.  UNDERTAKINGS

None.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 4th day of August, 2004.

                                                     AmeriPrime Advisors Trust



                                                    By: /s/ Donald S. Mendelsohn
                                                       ------------------------
                                                          Donald S. Mendelsohn
                                                          Attorney-in Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Timothy L. Ashburn,*Trustee                         *By: /s/ Donald S. Mendelsoh
                                                       ------------------------
Stephen A. Little,* Trustee                              Donald S. Mendelsohn,
Gary E. Hippenstiel,* Trustee                            Attorney-in-Fact
Daniel Condon,* Trustee                                  August 04, 2004
Ronald C. Tritschler,* Trustee



  /s/ Anthony J. Ghoston                    August 05, 2004
-----------------------------
Anthony J. Ghoston, President



  /s/ Thomas G. Napurano
-----------------------------               August 05, 2004
Thomas G. Napurano Treasurer
and Chief Financial Officer

                                  EXHIBIT INDEX
                                  -------------


1.  Consent of Thompson Hine LLP...................................EX-99.23.i.ii
2.  Consents of Independent Public Accountants........................EX-99.23.j